Operating Segment Information - Summary of Domestic and International Operations (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Revenue	$ 146,280	$ 194,722	$ 205,168	$ 201,482	$ 208,465	$ 208,770	$ 198,098	$ 176,143	$ 182,312	$ 311,956	$ 409,947	$ 809,837	$ 765,323	$ 660,928
Income from operations [Abstract]
Income from operations	30,361			55,444						84,450	122,565	215,008	142,596	114,177
Depreciation and amortization [Abstract]
Depreciation and amortization	5,033			4,316						10,316	8,434	18,732	17,143	13,272
Expenditures for property and equipment [Abstract]
Expenditures for property and equipment	14,930			3,152						26,502	6,828	13,284	14,872	17,872
Property and equipment, net [Abstract]
Property and equipment, net	50,549	33,985		38,000		39,405				50,549	38,000	33,985	39,405
Assets
Assets	803,558	760,197		727,613		692,152				803,558	727,613	760,197	692,152
Domestic
Revenues [Abstract]
Revenue	113,420			108,786						232,473	217,873	474,715	395,549	334,066
Income from operations [Abstract]
Income from operations	24,945			26,790						62,043	67,998	111,869	73,858	55,011
Depreciation and amortization [Abstract]
Depreciation and amortization	4,474			3,756						9,234	7,352	16,284	14,536	11,988
Expenditures for property and equipment [Abstract]
Expenditures for property and equipment	13,401			2,906						24,879	6,083	12,414	12,527	15,628
Property and equipment, net [Abstract]
Property and equipment, net	45,307	29,274		32,834		34,091				45,307	32,834	29,274	34,091
Assets
Assets	658,323	595,180		522,364		475,050				658,323	522,364	595,180	475,050
International
Revenues [Abstract]
Revenue	32,860			92,696						79,483	192,074	335,122	369,774	326,862
Income from operations [Abstract]
Income from operations	5,416			28,654						22,407	54,567	103,139	68,738	59,166
Depreciation and amortization [Abstract]
Depreciation and amortization	559			560						1,082	1,082	2,448	2,607	1,284
Expenditures for property and equipment [Abstract]
Expenditures for property and equipment	1,529			246						1,623	745	870	2,345	$ 2,244
Property and equipment, net [Abstract]
Property and equipment, net	5,242	4,711		5,166		5,314				5,242	5,166	4,711	5,314
Assets
Assets	$ 145,235	$ 165,017		$ 205,249		$ 217,102				$ 145,235	$ 205,249	$ 165,017	$ 217,102